Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans	$ 546,200	$ 541,565
Deferred loan (fees) and costs	664	(396)
Allowance for credit losses, net	(6,166)	(6,476)	$ (6,758)
Net Loans	540,698	534,693
Real Estate Portfolio Segment [Member]
Loans	449,849	426,598
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	41,627	25,927
Allowance for credit losses, net	(299)	(177)	(153)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	28,870	33,573
Allowance for credit losses, net	(149)	(178)	(219)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans	70,497	59,500
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	40,772	45,412
Allowance for credit losses, net	(298)	(442)	(420)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	309,745	297,627
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	23,461	18,320
Allowance for credit losses, net	(540)	(156)	(583)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	5,374	5,739
Allowance for credit losses, net	(48)	(56)	$ (61)
Commercial Portfolio Segment [Member]
Loans	96,318	114,921
Consumer Portfolio Segment [Member]
Loans	$ 33	$ 46